EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	¥ 4,603,000,000		¥ 3,685,000,000	¥ 2,409,000,000
The fair value changes on the Group's investment recognized directly in other comprehensive income/expense	(1,167,000,000)	$ (168)	278,000,000	(542,000,000)
Other financial assets [member]
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	4,603,000,000		3,685,000,000	2,409,000,000
Equity investments [member]
Disclosure of financial assets [line items]
The fair value changes on the Group's investment recognized directly in other comprehensive income/expense	¥ (1,167,000,000)		¥ 278,000,000	¥ (542,000,000)